BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
a.	Balances with related parties:

	June 30,	December 31,
	2017	2016
	Unaudited

Other accounts payable and accrued expenses:
DBSI (see note 4e)	$53	$53

b.	Transactions with related parties:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2017	2016	2017	2016	2016
	Unaudited

Management fees to DBSI (see Note 4e)	$90	$90	$45	$45	$180
Sales to related parties	$39	$22	$13	$11	$106
Purchase from related parties	$504	$24	$247	$7	$847